Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

8. Goodwill and Intangible Assets

Goodwill

Goodwill and changes therein were as follows for the years ended December 31, 2018, and 2017:

Balance at December 31, 2016	$1,933.1
Translation	27.9
Balance at December 31, 2017	1,961.0
Translation	(33.6)
Balance at December 31, 2018	$1,927.4
Tax-deductible goodwill at December 31, 2018	$10.6

We perform an impairment assessment of our goodwill balances as of October 1 of each year. Goodwill impairment testing is performed at the reporting unit level, which is the operating segment level or one level below. After consideration of the LifeWorks Disposition, management has concluded that we have one reporting unit. Please refer to Note 3, “Discontinued Operations,” for further discussion of the LifeWorks Disposition.

We performed a qualitative impairment test as of October 1, 2018, and concluded that it is not more likely than not that the fair value of our reporting unit is less than its carrying amount.

Intangible Assets

Other intangible assets consist of the following as of December 31, 2018:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$205.4	$(190.2)	$15.2	5-15
Tradename	173.5	(1.9)	171.6	—
Technology	152.2	(151.5)	0.7	3-4
Total other intangible assets	$531.1	$(343.6)	$187.5

We perform an impairment assessment of our trade name intangible assets as of October 1 of each year. We performed the relief from royalty method impairment test as of October 1, 2018, and concluded that the fair value of our trade name intangible assets exceeded their respective carrying amount.  We continue to evaluate the use of our trade names and branding in our sales and marketing efforts.  If there is a fundamental shift in the method of our branding in the future, we will assess the impact on the carrying amount of our trade name intangible assets and to determine whether an impairment exists.  If it is determined that an impairment has occurred, a non-cash expense would be recognized during the period in which the decision was made to make the fundamental shift.

Other intangible assets consist of the following as of December 31, 2017:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$210.1	$(177.0)	$33.1	5-15
Tradename	174.1	(2.1)	172.0	—
Technology	155.6	(154.2)	1.4	2-7
Total other intangible assets	$539.8	$(333.3)	$206.5

Amortization expense related to definite-lived intangible assets was $18.5, $18.5, and $18.4 for the years ended December 31, 2018, 2017, and 2016, respectively. We estimate the future amortization of other intangible assets held at December 31, 2018, will be:

Years Ending December 31,	Amount
2019	$15.2
2020	0.2
2021	0.2
2022	0.2
2023	$0.1

Long-Lived Assets by Geographic Area

Long-lived assets by country is as follows.  Long-lived assets are comprised of property, plant and equipment, net, goodwill and other intangible assets, net.

	December 31,
	2018	2017
United States	$1,778.7	$1,786.1
Canada	438.1	480.6
Other	2.5	2.8
Total long-lived assets	$2,219.3	$2,269.5